Intangible Assets, Net (Schedule Of Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net [Abstract]
2013	$ 2,541
2014	2,134
2015	1,862
2016	1,672
2017 and thereafter	1,600
Intangible assets, net	$ 9,809	$ 13,439